Shareholder Report, Line Graph (Details) 199477_Vident U.S. Bond Strategy ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Vident U.S. Bond Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Vident U.S. Bond Strategy ETF NAV
Accumulated Value	$ 11,148	$ 10,842	$ 9,982	$ 10,028	$ 11,449	$ 11,284	$ 10,823	$ 9,806	$ 10,050	$ 10,000	$ 11,400
FTSE Broad Investment-Grade (BIG) Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE Broad Investment-Grade (BIG) Bond Index
Accumulated Value	$ 11,286	$ 10,940	$ 10,188	$ 10,316	$ 11,691	$ 11,686	$ 10,967	$ 9,942	$ 10,047	$ 10,000	$ 11,500